Stock-Based Compensation Plans (Narrative) (Details)	12 Months Ended	1 Months Ended
	Dec. 31, 2014 item	May 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plans	3
Number of shares authorized	6,200,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years	3 years
Shares contractual life	10 years
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years	3 years
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years	4 years
Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		5,432